Stockholders’ Deficit and Mezzanine Equity - Schedule of Outstanding Stock Options (Details) - Stock Options [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Stockholders’ Deficit and Mezzanine Equity - Schedule of Outstanding Stock Options (Details) [Line Items]
Options outstanding, number of shares, beginning balance		932,592
Options outstanding, weighted average exercise price, beginning balance		$ 4.05
Options outstanding, weighted average remaining life (years),	6 years 6 months 10 days	7 years 5 months 4 days
Options outstanding, intrinsic value, beginning balance		$ 3,683,808
Options exercisable, number of shares, beginning balance		806,614
Options exercisable, weighted average exercise price, beginning balance		$ 3.99
Options exercisable, weighted average remaining life (years),	6 years 1 month 24 days	7 years 10 days
Options exercisable, intrinsic value, beginning balance
Options outstanding, number of shares, ending balance	953,892
Options outstanding, weighted average exercise price, ending balance	$ 4.48
Options outstanding, intrinsic value, ending balance	$ 3,353,616
Options exercisable, number of shares, ending balance	860,083
Options exercisable, weighted average exercise price, ending balance	$ 4.11
Options exercisable, intrinsic value, ending balance
Options issued, number of shares	127,410
Options issued, weighted average exercise price	$ 7.86
Options issued, weighted average remaining life (years)	9 years 3 months 10 days
Options issued, intrinsic value
Options Canceled, number of shares	(106,110)
Options Canceled, weighted average exercise price
Options Canceled, weighted average remaining life (years)
Options cancelled, intrinsic value
Options expired, number of shares
Options expired, weighted average exercise price
Options expired, intrinsic value